Related Party Transactions (Details) - USD ($)	12 Months Ended		24 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2020
Related Party Transactions (Details) [Line Items]
Equity interest ownership	The franchisees were originally incorporated with the Company shown as a 51.0% owner and subsequently as a 1.25% owner. The intent of having such ownership percentage in the franchisees was to enable the franchisees to register their respective individual business name to include the words “Jiuzi” as required by the local business bureau. Subsequent to the successful registration by the franchisees and completion of the Company’s obligations under the franchise and license agreement, the Company will decrease its ownership interest in these franchisees to 0%. The Company’s percentage of shareholding is nominal, inconsequential, and symbolic. The Company’s equity interest of 51.0% and 1.25% in the franchisees were symbolic in nature.
Revenues from related party	$ 88,851	$ 139,780	$ 503,771
Outstanding payable	32,491	0	0
Shuibo Zhang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties receivables	296,252	147,593	147,593
Qi Zhang [Member]
Related Party Transactions (Details) [Line Items]
Due from related parties receivables	$ 38,806	$ 26,050	$ 26,050
Maximum [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest percentage	51.00%
Minimum [Member]
Related Party Transactions (Details) [Line Items]
Ownership interest percentage	1.25%